Document and Entity Information	Mar. 09, 2025
Details
Registrant CIK	0001882781
Document Type	8-K
Document Period End Date	Mar. 09, 2025
Entity Registrant Name	C2 Blockchain, Inc.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-56340
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	123 SE 3rd Avenue, #130
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
Entity Address, Address Description	Address of principal executive offices
City Area Code	888
Local Phone Number	437-3432
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false